Reverse Recapitalization (Details)		2 Months Ended	12 Months Ended
	Oct. 28, 2025 USD ($) $ / shares shares	Dec. 31, 2025 USD ($) shares	Dec. 31, 2025 USD ($)	Mar. 31, 2026 USD ($)	Dec. 31, 2024 USD ($)
Reverse Recapitalization
Intangible assets recorded		$ 707,749	$ 707,749	$ 699,000	$ 616,972
Gross proceeds			$ 50,000,000
Terrestrial Energy Development, Inc
Reverse Recapitalization
Issuance of shares to PIPE investors | shares		5,000,000
Terrestrial Energy Development, Inc | HCM II Acquisition Corp
Reverse Recapitalization
Intangible assets recorded	$ 0
Goodwill	$ 0
Exchange ratio	44.7029
Issuance of shares to PIPE investors | shares	48,028,812
Number of public shares redeemed | shares	7,390
Value of public shares redeemed	$ 77,890
Terrestrial Energy Development, Inc | PIPE Financing | HCM II Acquisition Corp
Reverse Recapitalization
Issuance of shares to PIPE investors | shares	5,000,000
Price per share | $ / shares	$ 10
Gross proceeds	$ 50,000,000